Employee Benefits - Schedule of Changes in Effect of Asset Ceiling (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	¥ (111,362)
Balance at end of the year	(96,777)	¥ (111,362)
Effect of asset ceiling
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	30,953
Balance at end of the year	41,311	30,953
Japan
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	25,961
Balance at end of the year	22,614	25,961
Japan | Effect of asset ceiling
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	30,953	25,757
Interest income	248	170
Remeasurement Changes in effect of asset ceiling	10,110	5,026
Balance at end of the year	¥ 41,311	¥ 30,953